CONVERTIBLE NOTES (Narrative) (Details) $ / shares in Units, $ in Thousands							1 Months Ended		3 Months Ended	6 Months Ended
	Feb. 10, 2022 USD ($) $ / shares	Feb. 04, 2022 $ / shares	Feb. 04, 2022 USD ($) $ / shares shares	Jan. 02, 2022 USD ($)	Jul. 02, 2021 USD ($)	Jan. 02, 2021 USD ($)	Feb. 28, 2022 USD ($)	Jun. 30, 2017 USD ($)	Feb. 28, 2022 USD ($) $ / shares	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Transaction costs										$ 96	$ 0
Equity issuance, price per share | $ / shares									$ 2.03
Shares issued for interest on convertible notes										8,000
Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 19,990	$ 20,000	$ 19,990	19,990
Convertible notes interest rate								6 7/8
Convertible note derivatives								$ 5,380
Transaction costs								1,050
Value attributed to debt portion of convertible notes								$ 13,570
Amount of shares issued on conversion of convertible note	$ 8,000		$ 11,990
Equity issuance, price per share | (per share)	$ 1.695	$ 1.695	$ 1.695
Shares issued for interest on convertible notes (Shares) | shares			11,793,509
Gain on settlement of the convertible notes										$ 160
Payments for interest on convertible notes				$ 687	$ 687	$ 687	$ 139